Summary of Significant Accounting Policies (Details) $ in Thousands		12 Months Ended
	Nov. 20, 2019 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Summary of Significant Accounting Policies (Details) [Line Items]
Invested amount	$ 290
Total investment percentage	5.00%
Deferred revenue		$ 3,569		$ 1,901
Deferred revenue recognized amount		1,901		1,053	$ 3,328
Local PRC government authorities amount		3,753		1,897	1,566
Value-added tax deduction		3,426		1,729	1,322
High-tech enterprises		327		168	$ 244
Deferred Tax Assets, Regulatory Assets and Liabilities		939		$ 972
Underpayment of taxes		$ 14,358	¥ 100,000
SunCar [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Equity interest percentage		100.00%